Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Summary of information for discontinued operations
The following presents summarized information for the discontinued operations as follows (in thousands):

	2012			2011
	WWHO- TV	WUPW- TV	Total	WWHO- TV	WUPW- TV	Total
Net revenues	$440	$2,193	$2,633	$4,236	$7,585	$11,821
Operating (loss) income	(393)	(1,166)	(1,559)	(699)	1,079	380
Net (loss) income	(252)	(766)	(1,018)	(1,427)	507	(920)

LIN Television
Entity Information [Line Items]
Summary of information for discontinued operations
The following presents summarized information for the discontinued operations as follows (in thousands):

	2012			2011
	WWHO- TV	WUPW- TV	Total	WWHO- TV	WUPW- TV	Total
Net revenues	$440	$2,193	$2,633	$4,236	$7,585	$11,821
Operating (loss) income	(393)	(1,166)	(1,559)	(699)	1,079	380
Net (loss) income	(252)	(766)	(1,018)	(1,427)	507	(920)